RECLAMATION AND REMEDIATION PROVISIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 70,870	$ 68,325	$ 55,574
Current Reclamation and remediation provision	406	958
Non-current Reclamation and remediation provision	70,464	67,367
Tucano [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	14,280	15,241
Non-current Reclamation and remediation provision	14,280	15,241
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	8,512	8,184
Current Reclamation and remediation provision	114	348
Non-current Reclamation and remediation provision	8,398	7,836
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	40,196	38,299
Current Reclamation and remediation provision	292	610
Non-current Reclamation and remediation provision	39,904	37,689
Topia Mine [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	7,882	6,601
Non-current Reclamation and remediation provision	$ 7,882	$ 6,601